                                                             File Nos. 333-41555
                                                                    and 811-8499
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.                                         [ ]

         Post-Effective Amendment No. 1                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No. 2                                                     [X]
--------------------------------------------------------------------------------

                                  MAXFUND TRUST
               (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------

           The Tower at Erieview, 36th Floor, 1301 East Ninth Street,
                           Cleveland, Ohio 44114-1800
                     (Address of principal executive office)

                   Registrant's Telephone Number: 216/687-1000
--------------------------------------------------------------------------------

              Richard A. Barone, The Tower at Erieview, 36th Floor
               1301 East Ninth Street, Cleveland, Ohio 44114-1800
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
       2300 BP America Building, 200 Public Square, Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box):

  X      immediately upon filing pursuant to paragraph (b) of Rule 485.

         on (date) pursuant to paragraph (b) of Rule 485.

         60 days after filing pursuant to paragraph (a)(1) of Rule 485.

         on (date) pursuant to paragraph (a)(1) of Rule 485.

         75 days after filing pursuant to paragraph (a)(2) of Rule 485.

         on (date) pursuant to paragraph (1)(2) of Rule 485.

                            MAXUS OHIO HEARTLAND FUND
                           MAXUS AGGRESSIVE VALUE FUND

                    Supplement to January 30, 1998 Prospectus


         The Statement of Additional Information dated January 30, 1998 and referred to in this Prospectus has been revised to include Unaudited Financial Statements as of June 30, 1998.


Dated:   July 31, 1998

                               -------------------

         The Funds' Prospectus dated January 30, 1998, which is Part A of the Registration Statement on Form N-1A, is hereby incorporated by reference into this Post-Effective Amendment No. 1.

                           MAXUS OHIO HEARTLAND FUND
                           MAXUS AGGRESSIVE VALUE FUND

                         Supplement to January 30, 1998
                       Statement of Additional Information


         Attached hereto and made a part of this Statement of Additional Information are Unaudited Financial Statements including Notes thereto and Schedule of Investments dated as of June 30, 1998.


Dated:   July 31, 1998

                               -------------------

         The Funds' Statement of Additional Information dated January 30, 1998, which is Part B to the Registration Statement on Form N-1A, is hereby incorporated by reference into this Post-Effective Amendment No. 1.

 Ohio Heartland Fund
                                                         Schedule of Investments
                                                                    June 30,1998
--------------------------------------------------------------------------------
Shares/Principal Amount                              Market Value    % of Assets
--------------------------------------------------------------------------------
 Agricultural Products
  2,500         Andersons                                 25,937        1.22%

 Chemicals
  2,500         A. Schulman                               48,906
  1,500         Hanna,(M.A.)                              27,469
                                                          ------
                                                          76,375        3.59%
 Consumer Cyclical and Other
  7,500         International Total Service               52,500        2.47%

 Metals & Mining
  2,000         Brush Wellman                             41,125
  3,000         Olympic Steel *                           37,500
  1,200         Shiloh Industries *                       24,300
                                                         -------
                                                         102,925        4.84%
 Basic Materials
  3,000         Hawk Group *                              52,875        2.49%

 Aerospace & Defense
  2,000         Scott Technologies Inc. Cl A *            29,250        1.38%

 Electrical Equipment
  2,000         Diebold,Inc.                              57,750
  4,700         Keithley Instruments                      34,956
  3,500         Lamson & Sessions Co. *                   21,656
  2,000         Stoneridge Inc *                          36,875
                                                         -------
                                                         151,237        7.11%
 Engineering & Construction
  3,750         Corrpro *                                 42,188        1.98%

  Autos, Parts, & Equipment
  1,800         Cooper Tire                               37,350        1.76%

  Homebuilding, Furnishings, & Appliances
  2,000         Standard Register                         70,750        3.33%

 Leisure Time Products
  2,000         Baldwin Piano *                           30,000
  3,000         Huffy Corp                                54,375
                                                          ------
                                                          84,375        3.97%
 Publishing & Printing
  3,800         Gibson Greetings *                        95,000        4.47%

 Retail
  2,400         Fabri-Centers of America Cl B *           56,850
  12,500        Sun Television *                          25,000
                                                          ------
                                                          81,850        3.85%
  Textile, Apparel, & Footwear
  3,000         RG Barry Corp *                           49,500
  3,500         Rocky Shoes & Boots *                     49,875
                                                          ------
                                                          99,375        4.67%

* Non-income producing securities.
     The accompanying notes are an integral part of the financial statements.

 Food Processors
  2,500         Worthington Foods                         52,344        2.46%

 Household Products & Personal Care
  12,000        Royal Appliance *                         75,000        3.53%

 Restaurants
  2,600         Bob Evans                                 55,088
  2,300         Wendy's                                   54,050
                                                         -------
                                                         109,138        5.13%
 Banks and Savings & Loans
  5,000         Great Lakes Bancorp *                     68,750        3.23%

 Insurance Companies
  1,000         State Auto Financial                      31,875        1.50%

 Real Estate Investment Trusts
  3,000         Associated Estates Realty                 56,062
  3,000         Boykin Lodging                            63,750
  2,000         First Union Real Estate Equity & Mtg      18,500
                                                         -------
                                                         138,312       6.51%
 Hospital Management & Managed Care
  10,000        Collaborative Clinical Research *         41,250       1.94%

 Medical Products & Services
  1,000         Invacare                                  25,625       1.21%

 Communication Equipment
  5,500         Allen Telecom Inc. *                      63,937       3.01%

 Computer Software
  1,000         Structural Dynamics *                     23,125       1.09%

 Electronic Component Distributors
  2,500         Applied Industrial Technologies, Inc.     51,406
  5,500         Pioneer Standard                          52,938
                                                         -------
                                                         104,344       4.91%
 Cash and Equivalents
  112,061       Star Bank Treasury                       388,695      18.28%

        Total Investments                              2,124,382      99.92%

        Other Assets Less Liabilities                      1,640       0.08%

        Net Assets - Equivalent                        2,126,022     100.00%

* Non-income producing securities.
     The accompanying notes are an integral part of the financial statements.

 Aggressive Value Fund
                                                         Schedule of Investments
                                                                   June 30,1998
--------------------------------------------------------------------------------
 Shares/Principal Amount                              Market Value   % of Assets
--------------------------------------------------------------------------------
 Metals & Mining
  200,000       Campbell Resources *                       75,000        2.11%

 Electrical Equipment
  5,000         Tech Sym Corp *                           139,062        3.91%

 Engineering & Construction
  20,000        Foster L B *                              103,750        2.92%

 Machinery & Manufacturing
  5,000         Isco Inc                                   40,000        1.13%

  Building Materials, Hardware, & Tools
  30,000        Martin Industries                         150,000        4.22%

  Homebuilding, Furnishings, & Appliances
  22,000        Catalina LTG Inc *                         83,875        2.36%

 Leisure Time Products
  10,000        Baldwin Piano *                           150,000
  5,000         First Team Sports *                        10,000
                                                          -------
                                                          160,000        4.50%
 Lodging & Gaming
  5,000         Aztar Corporation *                        34,063
  31,820        Casino America Inc *                      111,370
  5,000         Trump Hotels Casino Resorts *              35,313
                                                          -------
                                                          180,746        5.08%
 Retail
  20,000        Designs Inc. *                             31,250
  50,000        Michael Anthony Jewelers *                128,125
                                                          -------
                                                          159,375        4.48%
  Textile, Apparel, & Footwear
  30,000        Saucony Inc Cl A *                        165,000        4.64%

 Consumer Cyclical - Services & Other
  7,000         International Total Services *             49,000        1.38%

 Beverages & Tobacco
  20,000        Scheid Vineyards Inc. Class A *           138,750        3.90%

 Wholesale Distributors
  12,500        Strategic Distribution Inc. *              68,750        1.93%

* Non-income producing securities.
     The accompanying notes are an integral part of the financial statements.

 Household Products & Personal Care
  47,500        Parlux Fragrance *                         89,063
  30,000        Royal Appliance *                         187,500
                                                          -------
                                                          276,563        7.78%
 Exploration & Production
  24,000        Patina Oil & Gas                          168,000        4.73%

 Banks and Savings & Loans
  10,000        Great Lakes Bancorp *                     137,500        3.87%

 Other Financial Services
  4,700         Atlanta Sosnoff Capital Corp               45,825
  16,500        Brantley Cap Corp *                       156,750
  17,300        GKN Holdings                               51,900
  10,600        National Discount Brokers *               112,625
                                                          -------
                                                          367,100       10.33%
 Hospital Management & Managed Care
  19,000        Collaborative Clinical Research *          78,375        2.20%

 Medical Products & Services
  10,000        Orthologic Corp *                          51,250        1.44%

 Communication Equipment
  10,000        Airport Systems *                          57,500
  10,000        Aydin Corp *                               87,500
                                                          -------
                                                          145,000        4.08%
 Computer Hardware & Peripherals
  22,500        Media 100 Inc *                            85,781        2.41%

 Computer & Dataprocessing Services
  20,500        Proteon Inc. *                             23,703        0.67%

  Electronics, Semiconductors & Equipment
  11,700        Trident Microsystems Inc. *                62,155
  35,000        Xicor Inc. *                               61,250
                                                          -------
                                                          123,405        3.47%
 Cash and Equivalents
  112,061       Star Bank Treasury                        599,679       16.87%

        Total Investments                               3,569,664      100.41%

        Other Assets Less Liabilities                     (14,744)      -0.41%

        Net Assets - Equivalent                         3,554,920      100.00%
* Non-income producing securities.
     The accompanying notes are an integral part of the financial statements.

Statement of Assets & Liabilities
                                                                   June 30, 1998
--------------------------------------------------------------------------------
                                                        Ohio
                                                      Heartland       Aggressive
                                                        Fund          Value Fund
--------------------------------------------------------------------------------
Assets:
Investment Securities at Market Value                 2,124,382       3,569,664
    (Identified Cost - $2,179,145 and $3,503,782)
Cash                                                      4,564           2,545
Receivables:
Receivable for investment securities sold                     -          20,999
Dividends and interest receivable                         6,091           6,685
Unamortized organization costs                           13,956          13,956
                                                      ---------       ----------
Total Assets                                          2,148,993       3,613,849

Liabilities:
Payable for investment purchased                              -          33,988
Payable for shareholder distributions                         -               -
     Accrued Expenses                                    22,971          24,941
Total Liabilities                                        22,971          58,929
                                                      ---------       ----------
                                                      2,126,022       3,554,920
                                                      =========       ==========
Net Assets:
     Capital Paid In                                  2,176,395       3,508,831
     Undistributed Net Investment Income                     61          (2,188)
     Accumulated Realized Gain (Loss)
          on Investments - Net                            4,329         (17,605)
     Unrealized Appreciation in Value
          of Investments Based on
          Identified Cost - Net                         (54,763)         65,882
                                                      ----------      ----------
Net Assets                                            2,126,022       3,554,920
                                                      ==========      ==========

Net Assets
     Investors Shares                                 1,569,945       2,387,235
     Institutional Shares                               556,077       1,167,685
                                                      ---------       ----------
          Total                                       2,126,022       3,554,920
                                                      =========       ==========

Shares of capital stock
     Investors Shares                                   158,642         465,230
     Institutional Shares                                56,112         227,240
                                                        -------         --------
          Total                                         214,754         692,470
                                                        =======         ========
Net asset value
     Investors Shares                                     $9.90           $5.13
     Institutional Shares                                 $9.91           $5.14


     The accompanying notes are an integral part of the financial statements.

Statement of Operations
                                                                   June 30, 1998
--------------------------------------------------------------------------------
                                                        Ohio
                                                     Heartland        Aggressive
                                                        Fund          Value Fund
--------------------------------------------------------------------------------
Investment Income:
Dividend income                                         $6,028          1,840
Interest income                                         13,860         26,213
                                                        ------         ------
Total Income                                            19,888         28,053
                                                        ------         ------
Expenses:
Investment advisory fees (Note 2)                        6,516         12,374
Distribution fees (Investor shares)                      2,228          3,812
Distribution fees (Institutional shares)                     -              -
Custodial fees                                             890          2,008
Organization costs                                       1,268          1,268
Transfer agent fees/Accounting and Pricing               1,522          3,184
Legal                                                    4,177          4,176
Audit                                                    2,747          2,746
Registration and filing fees                                 -              -
Printing & Other Miscellaneous                             480            673
                                                        ------         ------
Gross Expenses                                          19,828         30,241

Net Investment Income (Loss)                                60         (2,188)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments                      4,329        (17,605)
Distribution of Realized Capital Gains
  from other Investment Companies                            -              -
Unrealized Gain (Loss) from Appreciation
  (Depreciation) on Investments                        (54,763)        65,882
                                                       --------        ------
Net Realized and Unrealized Gain (Loss) on Investments (50,434)        48,277
                                                       --------        ------
Net Increase (Decrease) in Net Assets from Operations  (50,374)        46,089
                                                       ========        ======

Statement of Changes in Net Assets
                                                                   June 30, 1998
--------------------------------------------------------------------------------
                                                        Ohio
                                                     Heartland        Aggressive
                                                        Fund          Value Fund
--------------------------------------------------------------------------------
From Operations:
     Net Investment Income                                 60            (2,188)
     Net Realized Gain (Loss) on Investments            4,329           (17,605)
     Net Unrealized Appreciation (Depreciation)       (54,763)           65,882
                                                      --------           -------
Increase (Decrease) in Net Assets from Operations     (50,374)           46,089
                                                      --------           -------

Distributions to investor shareholders:
     Net Investment Income                                  -                 -
     Net Realized Gain (Loss) from Security Transactions    -                 -

Distributions to institutional shareholders:
     Net Investment Income                                  -                 -
     Net Realized Gain (Loss) from Security Transactions    -                 -
Change in net assets from distributions                     -                 -

From Capital Share Transactions:
     Proceeds from sale of shares                   2,221,454         3,543,965
     Dividend reinvestment                                  -                 -
     Cost of shares redeemed                          (45,058)          (35,134)
                                                    ----------        ----------
Change in net assets from capital transactions      2,176,396         3,508,831
                                                    ----------        ----------
Change in net assets                                2,126,022         3,554,920

Net Assets:
     Beginning of period                                    -                 -
                                                    ---------         ----------
     End of period                                  2,126,022         3,554,920
                                                    =========         ==========
Share Transactions:
     Issued                                           219,334           699,314
     Reinvested                                             -                 -
     Redeemed                                          (4,580)           (6,844)
                                                      --------          --------
Net increase (decrease) in shares                     214,754           692,470
                                                      ========          ========
Shares outstanding beginning of period                      -                 -
Shares outstanding end of period                      214,754           692,470
                                                      ========          ========

     The accompanying notes are an integral part of the financial statements.

Financial Highlights
                                                                   June 30, 1998

                                   Ohio Heartland Fund     Aggressive Value Fund
                                    2/1/98 to 6/30/98        2/1/98 to 6/30/98
                               Investor  Institutional   Investor  Institutional
Net Asset Value -
     Beginning of Period         10.00        10.00          5.00       5.00
Net Investment Income                -         0.01             -       0.01
Net Gains or Losses on Securities
     (realized and unrealized)   (0.10)       (0.10)         0.13       0.13
                                 ------       ------         ----       ----
Total from Investment Operations (0.10)       (0.09)         0.13       0.14
Distributions
     Net investment income           -            -             -          -
     Capital gains                   -            -             -          -
     Return of capital               -            -             -          -
          Total Distributions        -            -             -          -
Net Asset Value -
     End of Period               $9.90        $9.91         $5.13      $5.14
                                 =====        =====         =====      =====

Total Return                     -1.00%       -0.90%         2.60%      2.80%

Ratios/Supplemental Data:
Net Assets at end of
   period (thousands)            1,570          556         2,387      1,168
Ratio of expenses to
   average net assets *           3.21%        2.71%         2.64%      2.14%
Ratio of net income to
   average net assets *           0.01%        0.51%        -0.37%      0.13%
Portfolio turnover rate *         4.32%        4.32%        54.88%     54.88%
Average commission per share   0.06349      0.06349       0.02831    0.02831

* Annualized

MAXFUND TRUST NOTES
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                   JUNE 30, 1998

  1.)SIGNIFICANT ACCOUNTING POLICIES
     Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund (the "Funds") are two separate diversified portfolios of MaxFund Trust (the "Trust"), an open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated November 7, 1997. The investment objective of Maxus Ohio Heartland Fund is to obtain a total return (a combination of capital appreciation and income). Under normal circumstances, at least 80% of the value of the Fund's total assets will consist of equity securities of companies headquartered in the State of Ohio. The investment objective of Maxus Aggressive Value Fund is to obtain capital appreciation. Under normal circumstances, at least 80% of the value of the Fund's total assets will consist of equity securities of companies who have a total market value of not less the $10,000,000 or more that $200,000,000 as of the date of investment. Significant accounting policies of the Fund are presented below:

     SECURITY VALUATION:
     Both Funds intend to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. Both Funds use the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME TAXES:
     It is both Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is both Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains.

     ESTIMATES:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


  2.)INVESTMENT ADVISORY AGREEMENT
     The Trust has entered into an investment advisory and administration agreement with Maxus Asset Management Inc. a wholly owned subsidiary of Resource Management Inc. The Investment Advisor receives from each Fund as compensation for its services to that Fund an annual fee of 1% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.

MAXFUND TRUST NOTES
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                   JUNE 30, 1998

  3.)RELATED PARTY TRANSACTIONS
     Resource Management, Inc. has three wholly owned subsidiaries which provide services to the Fund. These subsidiaries are Maxus Asset Management Inc, Maxus Securities Corp, and Maxus Information Systems Inc. Maxus Asset Management was paid $6,516 by Maxus Ohio Heartland Fund and $12,374 by Maxus Aggressive Value Fund in investment advisory fees during the five months ended June 30, 1998. Maxus Securities, who served as the national distributor of the Fund's shares, was reimbursed $2,228 by Maxus Ohio Heartland Fund and $3,812 by Maxus Aggressive Value Fund for distribution expenses. Maxus Information Systems received fees totaling $1,522 From Maxus Ohio Heartland Fund and $3,184 from Maxus Aggressive Value Fund for services rendered to the Fund for the five months ended June 30, 1998. Maxus Securities is a registered broker-dealer. Maxus Securities effected substantially all of the investment portfolio transactions for the Fund. For this service Maxus Securities received commissions of $6,750 from Maxus Ohio Heartland Fund and $22,899 from Maxus Aggressive Value Fund for the five months ending June 30, 1998.

     At June 30, 1998, Resource Management owned 10,000 shares in Maxus Ohio Heartland Fund and 100,000 shares in Maxus Aggressive Value Fund.

     Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator. Each director who is not an "affiliated person" receives an attendance fee of $100 per Fund per meeting.

  4.)CAPITAL STOCK AND DISTRIBUTION
     At June 30, 1998 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $2,176,395 for the Maxus Ohio Heartland Fund and $3,508,831 for the Maxus Aggressive Value Fund.

     Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences. Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

  5.)PURCHASES AND SALES OF SECURITIES
     The table below displays information describing purchases and sales of investment securities, both U.S. Government obligations and non U.S. Government obligations made during the five months ended June 30, 1998.

                                      Maxus Ohio               Maxus Aggressive
                                     Heartland Fund                Value Fund
     Type of obligation
--------------------------------------------------------------------------------
Purchase of non U.S. Government *       1,814,180                      28,059
Sale of non U.S. Government *           3,600,791                     679,083
Purchase of U.S. Government                     0                           0
Sale of U.S. Government                         0                           0

     * This value includes short-term investments.

  6.)FINANCIAL INSTRUMENTS DISCLOSURE
     There are no reportable financial instruments that have any off-balance sheet risk as of June 30, 1998.

  7.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at June 30, 1998 was the same as identified cost.

MAXFUND TRUST NOTES
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                   JUNE 30, 1998

     At June 30, 1998, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                       Maxus Ohio               Maxus Aggressive
                                     Heartland Fund                Value Fund

     Appreciation                        83,646                       188,273
    (Depreciation)                     (138,409)                     (122,391)
     Net Appreciation (Depreciation)    (54,763)                       65,882

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 31st day of July, 1998. The Registrant certifies that this Post-Effective Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Exchange Act of 1933.

                                        MAXFUND TRUST


                           By:      /s/ Richard A. Barone
                                        Richard A. Barone, Chairman of the Board


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities as indicated.

  Signature                                   Title

  Richard A. Barone        Chairman of the Board (Principal Executive Officer,
                           Financial Officer and Accounting Officer) and Trustee


  Denis J. Amato           Trustee


  Burton D. Morgan         Trustee


  Michael A. Rossi         Trustee


         Richard A. Barone, by signing his name below, signs this Post-Effective Amendment No. 1 on behalf of the above-named Trustees pursuant to Powers of Attorney contained in the Registration Statement previously filed with the Securities and Exchange Commission.


Dated:   July 31, 1998                   /s/ Richard A. Barone
                                             ---------------------
                                             Richard A. Barone, Attorney-in-Fact

BENESCH                                               2300 BP America Building
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ARONOFF LLP                                           216/363-4500
Attorneys at Law                                      Fax 216/363-4588



Michael J. Meaney

Writer's Direct Dial Number
(216) 363-4436


July 31, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: MaxFund Trust - Post-Effective Amendment No. 1 Pursuant to Rule 485(b) Registration Nos. 333-41555 and 811-8499

Dear Sir/Madam:

On behalf of the above-titled Registrant, we are enclosing Post-Effective Amendment No. 1 to the above Registration Statement of the Registrant.

This Post-Effective Amendment No. 1 is being filed pursuant to Rule 485(b) under the Securities Act of 1933. As counsel for the Fund, we have reviewed this Post-Effective Amendment No. 1 and represent that such amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,



Michael J. Meaney
Enclosure
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